Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The periods for the three and six months ended June 30, 2018, do not include revenues for Teekay Offshore, as Teekay Offshore was deconsolidated subsequent to the Brookfield Transaction in September 2017 (see Note 4).

	Three Months Ended June 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	96,857	4,316	17,384	—	7,588	(1,439)	124,706
Voyage charters (1)	6,767	5,719	144,328	—	—	—	156,814
Bareboat charters	5,734	—	—	—	—	—	5,734
FPSO contracts	—	—	—	66,429	—	—	66,429
Management fees and other (2)	2,814	108	9,947	—	38,595	495	51,959
	112,172	10,143	171,659	66,429	46,183	(944)	405,642

	Three Months Ended June 30, 2017
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Teekay Offshore	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	79,404	10,965	30,091	—	—	9,823	81,558	(8,564)	203,277
Voyage charters (1)	—	230	30,140	—	—	—	7,838	—	38,208
Bareboat charters	7,405	—	—	—	—	—	21,547	(14,207)	14,745
FPSO contracts	—	—	—	48,173	—	—	110,247	—	158,420
Net pool revenues (1)	—	—	33,100	—	1,757	—	—	—	34,857
Contracts of affreightment	—	—	—	—	—	—	43,602	—	43,602
Management fees and other	2,622	278	15,458	—	—	5,742	—	(3,286)	20,814
	89,431	11,473	108,789	48,173	1,757	15,565	264,792	(26,057)	513,923

	Six Months Ended June 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	190,316	9,714	39,494	—	20,682	(9,418)	250,788
Voyage charters (1)	10,390	10,470	279,970	—	—	—	300,830
Bareboat charters	11,111	—	—	—	—	—	11,111
FPSO contracts	—	—	—	132,399	—	—	132,399
Management fees and other (2)	5,404	216	20,660	—	77,445	811	104,536
	217,221	20,400	340,124	132,399	98,127	(8,607)	799,664

	Six Months Ended June 30, 2017
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Teekay Offshore	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	157,918	21,697	60,421	—	—	16,254	154,043	(17,555)	392,778
Voyage charters (1)	—	1,453	69,484	—	—	—	23,508	—	94,445
Bareboat charters	15,835	—	—	—	—	—	49,015	(24,218)	40,632
FPSO contracts	—	—	—	92,515	—	—	223,102	—	315,617
Net pool revenues (1)	—	—	80,289	—	3,924	—	—	—	84,213
Contracts of affreightment	—	—	—	—	—	—	91,262	—	91,262
Management fees and other	4,625	556	29,080	—	—	11,168	—	(6,948)	38,481
	178,378	23,706	239,274	92,515	3,924	27,422	540,930	(48,721)	1,057,428

(1)
The adoption of ASU 2014-09 had the impact of increasing both voyage charter revenues and voyage expenses for the three and six months ended June 30, 2018 by $67.5 million and $128.8 million, respectively.

(2)
The Company manages vessels owned by its equity-accounted investments and third parties. Following the adoption of ASU 2014-09, costs incurred by the Company for its seafarers are presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue, instead of such amounts being presented on a net basis. This had the effect of increasing both revenues and vessel operating expenses for the three and six months ended June 30, 2018 by $19.6 million and $41.1 million, respectively.

The following table contains the Company's revenue from contracts that do not contain a lease element and the non-lease element of time-charters accounted for as direct financing leases for the three and six months ended June 30, 2018 and 2017.

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Non-lease revenue - related to sales type or direct financing leases	4,124	6,333	8,264	15,287
Voyage charters - towage	—	4,229	—	15,127
Management fees and other	51,959	20,814	104,536	38,481
	56,083	31,376	112,800	68,895
The following table includes the Company’s revenues by segment for the three and six months ended June 30, 2018 and 2017:

	Revenues (1)
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers(2)	112,172	89,431	217,221	178,378
Conventional Tankers	10,143	11,473	20,400	23,706
	122,315	100,904	237,621	202,084

Teekay Tankers
Conventional Tankers	171,659	108,789	340,124	239,274

Teekay Parent
Offshore Production	66,429	48,173	132,399	92,515
Conventional Tankers	—	1,757	—	3,924
Other	46,183	15,565	98,127	27,422
	112,612	65,495	230,526	123,861

Teekay Offshore(2)(3)	—	264,792	—	540,930

Eliminations and other	(944)	(26,057)	(8,607)	(48,721)
	405,642	513,923	799,664	1,057,428

(1)	The comparative periods do not include the impact of the January 1, 2018 adoption of ASU 2014-09 (see Note 2).

(2)
Certain vessels are chartered between the Daughter Entities and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the three and six months ended June 30, 2018 and 2017 is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
	$	$	$	$
Teekay LNG - Liquefied Gas Carriers	1,439	8,564	9,418	17,555
Teekay Offshore	—	14,207	—	24,218
	1,439	22,771	9,418	41,773
(3) On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 4).

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing leases:

	June 30, 2018	December 31, 2017
	$	$
Total minimum lease payments to be received	543,569	568,710
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs and other	344	361
Less unearned revenue	(248,131)	(268,046)
Total	490,747	495,990
Less current portion	(10,453)	(9,884)
Long-term portion	480,294	486,106